[JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]




May 4, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      JNLNY Separate Account I
         File Nos. 811-08401 and 333-119659

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-3835.

Sincerely,

ANTHONY L. DOWLING

Anthony L. Dowling
Senior Attorney